Current and long-term debt - $1.0 Billion Credit Facility (Details) $ in Thousands	Jun. 30, 2025 USD ($)
2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 288,200